Fair Value Measurements and Fair Value of Financial Instruments - Additional Information (Detail) (USD $)	9 Months Ended	12 Months Ended
	Sep. 30, 2014	Dec. 31, 2013	Dec. 31, 2012
Fair Value Disclosures [Line Items]
Probability of change in control		5.00%	5.00%
Discount rate of future cash flows to net present value	21.00%
Liabilities transferred within Level 3	$ 0	$ 0	$ 0
Total liabilities		133,000	59,000
Significant Unobservable Inputs (Level 3) [Member]
Fair Value Disclosures [Line Items]
Total assets	0
Total liabilities	$ 0	$ 133,000	$ 59,000